Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,510,000
Proposed Maximum Offering Price per Unit	14.64
Maximum Aggregate Offering Price	$ 22,106,400
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,384.49
Offering Note
(1)
This Registration Statement on Form
S-8
(this “Registration Statement”) relates to 1,510,000 shares of common stock, par value $0.001 per share (the “Common Stock”), of Turtle Beach Corporation (the “Registrant”) not previously registered and available for issuance under the Turtle Beach Corporation 2023 Stock-Based Incentive Compensation Plan (as amended and restated) (the “Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan pursuant to this Registration Statement to prevent dilution by reason of any stock splits, stock dividends, or similar transactions effected without the receipt of consideration and which results in an increase in the number of outstanding shares of Common Stock.

(2)
The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price have been calculated solely for purposes of determining the registration fee for this offering under Rules 457(c) and (h) under the Securities Act on the basis of the average of the high ($15.00) and low ($14.27) sale prices of the Common Stock as reported on the Nasdaq Global Market on August 7, 2025, which date is within five business days prior to the filing of this Registration Statement.